Warrants and Derivative Liabilities (Details 1) - Pricing Model - Emerald Multi-Draw Credit Agreement Warrants	Sep. 30, 2019 Percent $ / shares	Nov. 01, 2018 Percent $ / shares
Class of Warrant or Right [Line Items]
Underlying common stock price | $ / shares		$ 0.36
Minimum
Class of Warrant or Right [Line Items]
Underlying common stock price | $ / shares	$ 0.33
Maximum
Class of Warrant or Right [Line Items]
Underlying common stock price | $ / shares	$ 0.69
Dividend yield
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	0.00	0.00
Volatility factor
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input		92.50
Volatility factor | Minimum
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	91.6
Volatility factor | Maximum
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	92.1
Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input		2.96
Risk-free interest rate | Minimum
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	2.23
Risk-free interest rate | Maximum
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	2.51
Expected term (years)
Class of Warrant or Right [Line Items]
Expected Term	5 years	5 years